Short Term Bank Loans - Additional Information (Detail) $ in Thousands, ¥ in Millions	1 Months Ended				6 Months Ended		8 Months Ended
	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	May 31, 2024 USD ($)	May 31, 2024 CNY (¥)	May 31, 2024 USD ($)	May 31, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Short term bank loans									$ 0		$ 4,236
Outstanding loans									$ 0
Line Of Credit
Disclosure of detailed information about borrowings [line items]
Short term bank loans												$ 11,200	¥ 80
Line Of Credit 1
Disclosure of detailed information about borrowings [line items]
Short term bank loans												$ 7,000	¥ 50
Drew down Amount							$ 2,800	¥ 20
Interest Rate												3.70%	3.70%
Line Of Credit 2
Disclosure of detailed information about borrowings [line items]
Short term bank loans												$ 4,200	¥ 30
Drew down Amount					$ 1,400	¥ 10
Interest Rate												3.20%	3.20%
First Bank Loan
Disclosure of detailed information about borrowings [line items]
Loans paid off	$ 2,800	¥ 20
Second Bank Loan
Disclosure of detailed information about borrowings [line items]
Loans paid off	700	5	$ 1,400	¥ 10
Additional drew down amount	$ 700	¥ 5
Interest Rate										3.20%